RELATED PARTIES	12 Months Ended
Dec. 31, 2025
RELATED PARTIES

NOTE 12 – RELATED PARTIES

Liotta Family Office, LLC

Liotta Family Office, LLC (“LFO”) is owned 20% by the Company’s Chief Executive Officer (“CEO”), 60% owned by the father of the Company’s Chief Executive Officer, and 20% by the brother of the CEO. LFO currently owns 74,372 Shares of the Company’s issued and outstanding common stock which represents less than 1% of the Company’s issued and outstanding common stock as of December 31, 2025.

During the year ended December 31, 2023, LFO entered into an unsecured promissory note for a total amount of $1.0 million (see Note 9). The Company incurred approximately $23 thousand of interest during the twelve months ended December 31, 2024. In April 2024, the promissory note and interest was paid in full.

Plane Co’s

The Company historically facilitated the formation of limited liability companies (“Plane Co’s”), which were then funded by third party members prior to the sale and delivery of an aircraft purchased from Honda Aircraft that entered into the Company’s fractional program.

In October 2024, as part of the agreement with flyExclusive, Volato sold all of its interest in the Plane Co’s to flyExclusive.

The aggregate amount of revenue included in loss from discontinued operations generated from Plane Co’s totaled zero and $3.1 million for the twelve months ended December 31, 2025 and 2024, respectively.

Expenses charged to the Company by Plane Co’s and included in loss from discontinued operations, totaled zero and $2.8 million for the twelve months ended December 31, 2025 and 2024, respectively.

Balance due to Plane Co’s amounted to zero and $4 thousand as of December 31, 2025 and December 31, 2024, respectively.

M2i Global Inc [Member]
RELATED PARTIES

Note 6 — Related Party Transactions

Under the terms of a consulting agreement with the Company’s Executive Chairman and CFO, the Company is obligated to compensate him $43,667 per month, consisting of $41,667 in consulting fees and a $2,000 monthly allowance. During the fiscal year ended November 30, 2025, the Company incurred $524,000 in expenses related to the consulting agreement. During the year ended November 30, 2025, the Company paid $569,668. At the year ended November 30, 2025, $505,499 remained unpaid under the agreement. On November 28, 2025, the Board of Directors authorized the accrual of interest at 8% for any unpaid consultant fees beginning with August 2024. The total interest accrued for this consulting agreement accrued in the year ended November 30, 2025 was $45,480.

Under the terms of a consulting agreement with the Company’s President and Chief Executive Officer, the Company is obligated to compensate him $43,667 per month, consisting of $41,667 in consulting fees and a $2,000 monthly allowance. This agreement replaced a former agreement wherein the consultant agreed to serve as Vice President-Operations for $22,333.33 per month, consisting of $20,833.33 in consulting fees and a $1,500 monthly allowance. During the fiscal year ended November 30, 2025, the Company incurred $524,000 in expenses related to the consulting agreement. During the year ended November 30, 2025, the Company paid $483,333. At the fiscal year ended November 30, 2025, $119,501 remained unpaid under the agreement. On November 28, 2025, the Board of Directors amended the terms of the consulting agreement to a monthly consulting fee of $54,167 effective December 1, 2025. On November 28, 2025, the Board of Directors authorized the accrual of interest at 8% for any unpaid consultant fees beginning with August 2024. The total interest accrued for this consulting agreement accrued in the year ended November 30, 2025 was $18,230.

The Company has a note payable agreement with the Executive Chairman, further detailed in Note 8.

Under the terms of agreements with the Company’s directors, the Company is obligated to compensate each of them $10,000 per month. During the fiscal year ended November 30, 2025, the Company incurred $360,000 in expenses related to director agreements. During the year ended November 30, 2025, the Company paid $40,000. At the fiscal year ended November 30, 2025, $430,000 remained unpaid to all directors.

As of November 30, 2025, the Company has an account payable to a vendor, who is a more than 5% beneficial owner, in an amount of $350,000. The Company also have an account payable to a vendor, which is controlled by the Executive Chairman, in an amount of $350,000.